SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
    On February 3, 2022, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per Unit, paid on March 31, 2022 to Unitholders of record as at the close of business on February 28, 2022.
(b)Special distribution of BBUC exchangeable shares
    On March 15, 2022, the partnership completed a special distribution whereby Unitholders of record as of March 7, 2022 (the “Record Date”) received one class A exchangeable subordinate voting share (“BBUC exchangeable share”) of Brookfield Business Corporation (“BBUC”), a consolidated subsidiary of the partnership, for every two Units held (the “special distribution”).
    Immediately prior to the special distribution, the partnership received BBUC exchangeable shares through a distribution of BBUC exchangeable shares by the Holding LP (the "Holding LP Distribution”) to all of its unitholders. As a result of the Holding LP Distribution, (i) Brookfield and its subsidiaries received approximately 35 million BBUC exchangeable shares and (ii) the partnership received approximately 38 million BBUC exchangeable shares, which it subsequently distributed to unitholders pursuant to the special distribution. Immediately following the special distribution, (i) holders of units, excluding Brookfield, held approximately 35.3% of the issued and outstanding exchangeable shares of BBUC, (ii) Brookfield and its affiliates held approximately 64.7% of the issued and outstanding BBUC exchangeable shares, and (iii) a subsidiary of the partnership owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75% voting interest in BBUC, and all of the issued and outstanding class C non-voting shares, or class C shares, of BBUC. The class C shares entitle the partnership to all of the residual value in BBUC after payment in full of the amount due to holders of BBUC exchangeable shares and class B shares.
    The partnership directly and indirectly controlled BBUC prior to the special distribution and continues to control BBUC subsequent to the special distribution through its interests in BBUC. The exchangeable shares are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BBUC”.
(c)Scientific Games Lottery
On April 4, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in the global lottery services and technology business of Scientific Games Corporation (“Scientific Games Lottery”) for total consideration of $5.7 billion. Scientific Games Lottery is an essential service provider to government sponsored lottery programs through its capabilities in game design, distribution, systems and terminals, and turnkey technology solutions. The partnership acquired an approximate 35% economic interest on closing and will consolidate this business for financial reporting purposes. A portion of the partnership’s economic interest may be syndicated to institutional partners.
Due to the proximity of the completion of the acquisition to the date of issuance of the partnership’s financial statements, the total consideration transferred by the partnership to complete the acquisition of Scientific Games Lottery is allocated to identifiable assets acquired, liabilities assumed, and goodwill acquired, based upon their estimated fair values as of the date of completion of the acquisition. The purchase price adjustments are preliminary, subject to further adjustments as additional information becomes available and as additional analyses are performed. Final valuations are yet to be confirmed and increases or decreases in the fair value of relevant balance sheet amounts will result in adjustments to the following preliminary purchase price allocation:

(US$ MILLIONS)
Total consideration	$5,684

Property, plant and equipment	$274
Equity accounted investments	409
Intangible assets	4,009
Goodwill	1,203
Net other assets	413
Deferred income tax liabilities	(310)
Net other liabilities	(314)
Net assets acquired	$5,684